PORTFOLIO OF INVESTMENTS – as of February 29, 2020 (Unaudited)

Loomis Sayles Global Growth Fund

Shares DescriptionValue (†)

Common Stocks – 98.2% of Net Assets

Argentina – 5.5%

6,565 MercadoLibre, Inc.(a)$ 4,044,237

Brazil – 1.5%

342,295 Ambev S.A., ADR1,098,767

China – 17.9%

21,304	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,431,232
13,045	Baidu, Inc., Sponsored ADR(a)	1,565,139
169,832	Budweiser Brewing Co. APAC Ltd., 144A(a)	518,433
51,100	Tencent Holdings Ltd.	2,591,010
43,036	Trip.com Group Ltd., ADR(a)	1,306,573
63,397	Yum China Holdings, Inc.	2,776,155
		13,188,542

Denmark – 3.7%

46,120 Novo Nordisk AS, Class B2,702,122

France – 3.6%

23,606	Danone S.A.	1,666,076
10,117	Sodexo S.A.	977,807
		2,643,883

Italy – 0.8%

172,700 Prada SpA563,490

Netherlands – 2.3%

1,950 Adyen NV, 144A(a)1,716,282

Switzerland – 9.7%

15,610	Nestle S.A., (Registered)	1,606,359
23,855	Novartis AG, (Registered)	2,006,759
11,144	Roche Holding AG	3,583,171
		7,196,289

United Kingdom – 6.0%

65,209	Experian PLC	2,170,409
10,966	Reckitt Benckiser Group PLC	810,309
27,691	Unilever NV	1,462,010
		4,442,728

United States – 47.2%

2,524	Alphabet, Inc., Class A(a)	3,380,267
2,421	Amazon.com, Inc.(a)	4,560,559
27,704	Coca-Cola Co. (The)	1,481,887
17,610	Colgate-Palmolive Co.	1,189,908
3,347	Core Laboratories NV	89,833
16,200	Deere & Co.	2,534,976
14,662	Expeditors International of Washington, Inc.	1,032,498
18,943	Facebook, Inc., Class A(a)	3,645,959
16,267	Microsoft Corp.	2,635,417

Shares DescriptionValue (†)

Common Stocks – continued

United States – continued

60,857	Oracle Corp.	$3,009,987
14,327	Procter & Gamble Co. (The)	1,622,246
22,418	QUALCOMM, Inc.	1,755,329
44,479	Schlumberger Ltd.	1,204,936
18,391	SEI Investments Co.	1,006,172
98,269	Under Armour, Inc., Class A(a)	1,394,437
20,007	Visa, Inc., Class A	3,636,472
7,070	Yum! Brands, Inc.	630,998
		34,811,881
	Total Common Stocks
	(Identified Cost $69,121,288)	72,408,221
	Total Investments – 98.2%
	(Identified Cost $69,121,288)	72,408,221
	Other assets less liabilities – 1.8%	1,339,893
	Net Assets – 100.0%	$73,748,114

(†)Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund's net asset value ("NAV") is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 29, 2020, securities held by the Fund were fair valued as follows:

Equity	Percentage of
securities1	Net Assets
$ 22,374,237	30.3%

1Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Non-income producing security.

144A All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the value of Rule 144A holdings amounted to $2,234,715 or 3.0% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund's assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical assets or liabilities;

•Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund's own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Common Stocks
China	$10,079,099	$3,109,443	$	— $	13,188,542
Denmark	—	2,702,122		—	2,702,122
France	—	2,643,883		—	2,643,883
Italy	—	563,490		—	563,490
Netherlands	—	1,716,282		—	1,716,282
Switzerland	—	7,196,289		—	7,196,289
United Kingdom	—	4,442,728		—	4,442,728
All Other Common Stocks*	39,954,885	—		—	39,954,885
Total	$50,033,984	$22,374,237	$	— $	72,408,221

* Details of the major categories of the Fund's investments are reflected within the Portfolio of Investments.

A common stock valued at $530,453 was transferred from Level 1 to Level 2 during the period ended February 29, 2020. At November 30, 2019, this security was valued at the market price in the foreign market in accordance with the Fund's valuation policies. At February 29, 2020, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at February 29, 2020 (Unaudited)

Internet & Direct Marketing Retail	19.5%
Interactive Media & Services	15.1
Pharmaceuticals	11.2
Software	7.7
IT Services	7.2
Hotels, Restaurants & Leisure	6.0
Household Products	4.9
Food Products	4.5
Beverages	4.2
Machinery	3.4
Professional Services	2.9
Textiles, Apparel & Luxury Goods	2.7
Semiconductors & Semiconductor Equipment	2.4
Personal Products	2.0
Other Investments, less than 2% each	4.5
Total Investments	98.2
Other assets less liabilities	1.8
Net Assets	100.0%

Currency Exposure Summary at February 29, 2020 (Unaudited)

United States Dollar	67.9%
Swiss Franc	9.7
Euro	7.9
Hong Kong Dollar	5.0
British Pound	4.0
Danish Krone	3.7
Total Investments	98.2
Other assets less liabilities	1.8
Net Assets	100.0%